Shareholder Fees - Load - Salient Global Real Estate Fund	May 01, 2021
Class A
Shareholder Fees:
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%
Maximum Deferred Sales Charge (as a percentage)	none
Class C
Shareholder Fees:
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage)	1.00%